In-process Revenue Contracts - Additional Information (Detail)	1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 31, 2015 Contract Vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
In Process Revenue Contracts [Line Items]
Amortization of in-process revenue contracts | $		$ 0	$ 1,200,000	$ 0
Suezmax tankers [Member] | Principal Maritime Tankers [Member]
In Process Revenue Contracts [Line Items]
Number of time-charter contracts | Contract	3
Teekay Tankers [Member] | Suezmax tankers [Member] | Principal Maritime Tankers [Member]
In Process Revenue Contracts [Line Items]
Number of vessels | Vessel	12